Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Accounting Policies	ACCOUNTING POLICIES
Basis of accounting

These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2021, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission on April 28, 2022 (the “2021 Annual Report”).

As further discussed in note 11, “Assets and Liabilities Held-for-Sale and Discontinued Operations”, during the first and second quarter of 2022, we (i) disposed of substantially all of our fleet of LNG carriers and our shipping and management business to the Cool Company Ltd. (“CoolCo”), (the “CoolCo Disposal”) and (ii) sold all of the shares of our subsidiary, Golar NB13 Corporation, including FSRU Golar Tundra, to Asset Company 11 S.R.L (part of Italy's SNAM group, or “Snam”) (the “TundraCo Disposal”).

The CoolCo Disposal met the criteria to be classified as held-for-sale and reported as discontinued operations on various dates during the six months ended June 30, 2022, and the TundraCo Disposal met the criteria to be classified as held-for-sale and reported as discontinued operations on May 30, 2022. The related assets, liabilities and operating results of the CoolCo Disposal and the TundraCo Disposal are presented as discontinued operations for all periods presented herein.

Significant accounting policies

The accounting policies adopted in the preparation of these unaudited consolidated financial statements for the six months ended June 30, 2022 are consistent with those followed in the preparation of our 2021 Annual Report, except for those disclosed in note 3 that did not have any material impact on the interim information for the six months ended June 30, 2022.

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual value, charter rates, ship operating expenses and drydocking requirements.
In relation to the oil derivative instruments (note 20), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Hilli's Liquefaction Tolling Agreement (“LTA”). The fair value of the gas derivative was determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/USD exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of the likelihood the Customer would exercise the option to increase the capacity of Hilli by 0.2 million tons of LNG per year from January 2023 through the end of the LTA in July 2026, an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized gains on oil and gas derivative instruments” as part of the unaudited consolidated statement of operations (note 7).During the period ended June 30, 2022, as a result of the worldwide outbreak of the coronavirus (“COVID-19”) and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable as of June 30, 2022 and concluded that, with the exception of the impairment discussed in note 4 and 11, no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2021 impairment tests of our vessels. We will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels are not recoverable.